Risks and Uncertainities (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Jun. 30, 2025 USD ($)
Risks and Uncertainities [Line Items]
Payment for compensation	$ 500,000	$ 63,695
Cash				$ 1,311,949
HONG KONG
Risks and Uncertainities [Line Items]
Cash			$ 12,391,695	10,298,665
Insured amount (in Dollars)	500,000
PRC [Member]
Risks and Uncertainities [Line Items]
Deposits	$ 884,559		$ 1,221,016	$ 112,684
Customer Concentration Risk [Member] | Customer [Member] | Accounts Receivable [Member]
Risks and Uncertainities [Line Items]
Concentration risk, percentage			12.20%
Supplier Concentration Risk [Member] | One Vendor [Member] | Accounts Payable [Member]
Risks and Uncertainities [Line Items]
Concentration risk, percentage	17.80%	17.80%	29.30%
Supplier Concentration Risk [Member] | Two Vendor [Member] | Accounts Payable [Member]
Risks and Uncertainities [Line Items]
Concentration risk, percentage	13.60%	13.60%	22.90%
Supplier Concentration Risk [Member] | Three Vendor [Member] | Accounts Payable [Member]
Risks and Uncertainities [Line Items]
Concentration risk, percentage	10.00%	10.00%	15.40%
Supplier Concentration Risk [Member] | Four Vendor [Member] | Accounts Payable [Member]
Risks and Uncertainities [Line Items]
Concentration risk, percentage			10.30%